TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) before income taxes is comprised as follows:
Domestic	$ (217)	$ (803)	$ (351)
Foreign	29	(37)	(60)
Loss before taxes on income	$ (188)	$ (840)	$ (411)